Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a)
................ 5,986 $ 1,490,873
HEICO Corp. ...................... 3,587 644,189
HEICO Corp. , Class A ................. 6,361 899,891
Howmet Aerospace, Inc. ............... 32,765 1,843,359
Huntington Ingalls Industries, Inc. ......... 3,327 861,427
L3Harris Technologies, Inc. ............. 15,069 3,140,681
Textron, Inc. ....................... 16,430 1,391,785
TransDigm Group, Inc. ................ 4,441 4,852,592
15,124,797
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 9,750 819,877
Expeditors International of Washington, Inc. .. 12,114 1,530,362
2,350,239
Automobile Components — 0.3%
Aptiv plc
(a)
......................... 23,778 1,933,865
BorgWarner, Inc. .................... 19,665 666,643
2,600,508
Automobiles — 1.1%
Ford Motor Co. ..................... 330,264 3,870,694
General Motors Co. .................. 115,023 4,462,892
Lucid Group, Inc.
(a)(b)
.................. 72,233 244,148
8,577,734
Banks — 1.9%
Citizens Financial Group, Inc. ........... 37,400 1,222,980
Fifth Third Bancorp .................. 53,259 1,823,588
First Citizens BancShares, Inc. , Class A ..... 998 1,506,980
Huntington Bancshares, Inc. ............ 116,669 1,485,196
KeyCorp .......................... 78,484 1,140,373
M&T Bank Corp. .................... 13,970 1,929,257
Regions Financial Corp. ............... 77,965 1,455,607
Truist Financial Corp. ................. 112,015 4,151,276
14,715,257
Beverages — 0.8%
Brown-Forman Corp. , Class A ........... 4,076 229,764
Brown-Forman Corp. , Class B, NVS ....... 25,529 1,401,542
Celsius Holdings, Inc.
(a)(b)
............... 12,175 607,532
Constellation Brands, Inc. , Class A ........ 13,119 3,215,205
Molson Coors Beverage Co. , Class B ...... 15,073 931,361
6,385,404
Biotechnology — 1.6%
(a)
Alnylam Pharmaceuticals, Inc. ........... 10,246 1,771,636
Biogen, Inc. ....................... 12,184 3,005,305
BioMarin Pharmaceutical, Inc. ........... 15,775 1,389,462
Exact Sciences Corp.
(b)
................ 15,160 991,464
Incyte Corp. ....................... 15,625 918,281
Moderna, Inc. ...................... 27,023 2,730,674
Neurocrine Biosciences, Inc. ............ 8,219 1,148,770
United Therapeutics Corp. .............. 3,943 846,878
12,802,470
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
............... 98,262 1,375,668
eBay, Inc. ......................... 43,735 1,796,196
Etsy, Inc.
(a)
........................ 10,028 667,464
3,839,328
Building Products — 2.5%
A O Smith Corp. .................... 10,307 799,926
Allegion plc ........................ 7,422 919,511
Builders FirstSource, Inc.
(a)
............. 10,357 1,799,322
Security
Shares
Shares Value
Building Products (continued)
Carlisle Cos., Inc. ................... 4,085 $ 1,283,752
Carrier Global Corp. .................. 70,546 3,859,572
Johnson Controls International plc ........ 57,227 3,015,291
Lennox International, Inc. .............. 2,732 1,169,733
Masco Corp. ....................... 18,819 1,266,330
Owens Corning ..................... 7,443 1,127,838
Trane Technologies plc ................ 19,075 4,807,854
20,049,129
Capital Markets — 3.9%
Ameriprise Financial, Inc. .............. 8,505 3,289,989
Ares Management Corp. , Class A ......... 13,984 1,698,776
Bank of New York Mellon Corp. (The) ...... 64,560 3,580,498
Carlyle Group, Inc. (The) ............... 17,196 688,184
Coinbase Global, Inc. , Class A
(a)
.......... 14,422 1,848,900
FactSet Research Systems, Inc. .......... 3,204 1,524,848
Franklin Resources, Inc. ............... 24,568 654,246
Interactive Brokers Group, Inc. , Class A ..... 8,926 792,183
LPL Financial Holdings, Inc. ............. 6,332 1,514,551
MarketAxess Holdings, Inc. ............. 3,199 721,406
Morningstar, Inc. .................... 2,228 622,280
MSCI, Inc. ........................ 6,652 3,982,020
Nasdaq, Inc. ....................... 33,691 1,946,329
Northern Trust Corp. .................. 17,320 1,379,365
Raymond James Financial, Inc. .......... 15,842 1,745,472
State Street Corp. ................... 25,946 1,916,631
T. Rowe Price Group, Inc. .............. 18,621 2,019,447
Tradeweb Markets, Inc. , Class A .......... 9,145 872,342
30,797,467
Chemicals — 2.7%
Albemarle Corp. .................... 9,828 1,127,665
Celanese Corp. ..................... 8,677 1,269,358
CF Industries Holdings, Inc. ............. 14,909 1,125,778
Corteva, Inc. ....................... 59,243 2,694,372
Dow, Inc. ......................... 58,941 3,159,238
DuPont de Nemours, Inc. .............. 36,155 2,234,379
Eastman Chemical Co. ................ 10,014 836,670
International Flavors & Fragrances, Inc. ..... 21,421 1,728,246
LyondellBasell Industries NV , Class A ...... 21,692 2,041,651
Mosaic Co. (The) .................... 27,370 840,533
PPG Industries, Inc. .................. 19,841 2,798,375
RPM International, Inc. ................ 10,410 1,110,330
Westlake Corp. ..................... 2,850 394,297
21,360,892
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.
(a)
................. 4,275 718,029
Copart, Inc.
(a)
...................... 69,942 3,360,014
Rollins, Inc. ........................ 24,695 1,069,540
Veralto Corp. ....................... 19,427 1,489,857
6,637,440
Communications Equipment — 0.2%
F5, Inc.
(a)
......................... 4,840 889,108
Juniper Networks, Inc. ................ 26,703 986,943
1,876,051
Construction & Engineering — 0.6%
AECOM .......................... 11,399 1,005,278
EMCOR Group, Inc. .................. 3,986 909,246
Quanta Services, Inc. ................. 12,217 2,370,709
WillScot Mobile Mini Holdings Corp.
(a)
...... 15,244 721,041
5,006,274

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.6%
Martin Marietta Materials, Inc. ........... 5,199 $ 2,643,276
Vulcan Materials Co. ................. 10,807 2,442,490
5,085,766
Consumer Finance — 1.0%
Capital One Financial Corp. ............. 30,901 4,181,523
Discover Financial Services ............. 21,034 2,219,508
Synchrony Financial .................. 33,022 1,283,565
7,684,596
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc. , Class A ........... 34,987 742,424
BJ's Wholesale Club Holdings, Inc.
(a)
....... 10,308 663,217
Casey's General Stores, Inc. ............ 3,124 847,729
Dollar General Corp. ................. 18,459 2,437,880
Dollar Tree, Inc.
(a)
.................... 17,353 2,266,649
Kroger Co. (The) .................... 56,252 2,595,467
Performance Food Group Co.
(a)
.......... 13,134 954,579
Sysco Corp. ....................... 42,433 3,434,103
US Foods Holding Corp.
(a)
.............. 20,499 943,159
Walgreens Boots Alliance, Inc. ........... 60,023 1,354,719
16,239,926
Containers & Packaging — 1.0%
Amcor plc ......................... 121,991 1,150,375
Avery Dennison Corp. ................. 6,724 1,341,102
Ball Corp. ......................... 25,240 1,399,558
Crown Holdings, Inc. ................. 10,190 901,815
International Paper Co. ................ 27,612 989,338
Packaging Corp. of America ............ 7,175 1,190,189
WestRock Co. ...................... 20,809 837,770
7,810,147
Distributors — 0.5%
Genuine Parts Co. ................... 11,752 1,647,983
LKQ Corp. ........................ 22,387 1,044,801
Pool Corp. ........................ 3,164 1,174,635
3,867,419
Diversified Consumer Services — 0.1%
Service Corp. International ............. 12,212 819,669
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 18,221 1,128,973
Electric Utilities — 3.5%
Alliant Energy Corp. .................. 21,391 1,040,886
American Electric Power Co., Inc. ......... 44,227 3,455,898
Avangrid, Inc. ...................... 6,194 188,174
Constellation Energy Corp. ............. 25,797 3,147,234
Edison International .................. 32,299 2,179,536
Entergy Corp. ...................... 17,692 1,764,954
Evergy, Inc. ........................ 18,661 947,419
Eversource Energy .................. 29,444 1,596,454
Exelon Corp. ....................... 83,755 2,915,511
FirstEnergy Corp. ................... 43,190 1,584,209
NRG Energy, Inc. .................... 19,064 1,011,154
PG&E Corp. ....................... 178,664 3,014,062
Pinnacle West Capital Corp. ............ 9,516 655,652
PPL Corp. ........................ 61,853 1,620,549
Xcel Energy, Inc. .................... 46,434 2,780,004
27,901,696
Electrical Equipment — 1.2%
AMETEK, Inc. ...................... 19,377 3,140,043
Hubbell, Inc. ....................... 4,130 1,385,904
Regal Rexnord Corp. ................. 5,556 741,504
Rockwell Automation, Inc. .............. 9,648 2,443,645
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............ 27,206 $ 1,532,514
9,243,610
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 11,266 2,554,228
Corning, Inc. ....................... 65,126 2,115,944
Flex Ltd.
(a)
......................... 36,143 858,035
Jabil, Inc.
(b)
........................ 10,521 1,318,176
Keysight Technologies, Inc.
(a)
............ 14,892 2,282,348
TD SYNNEX Corp. ................... 4,357 435,613
TE Connectivity Ltd. .................. 25,191 3,581,908
Teledyne Technologies, Inc.
(a)
............ 3,954 1,654,630
Trimble, Inc.
(a)
...................... 20,039 1,019,184
Zebra Technologies Corp. , Class A
(a)
....... 4,288 1,027,190
16,847,256
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A ............. 84,667 2,413,010
Halliburton Co. ..................... 75,248 2,682,591
5,095,601
Entertainment — 1.1%
Electronic Arts, Inc. .................. 20,530 2,824,517
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 1,930 117,904
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 17,222 1,158,179
Live Nation Entertainment, Inc.
(a)
......... 11,809 1,049,230
ROBLOX Corp. , Class A
(a)
.............. 40,145 1,558,027
Take-Two Interactive Software, Inc.
(a)
....... 13,322 2,197,198
8,905,055
Financial Services — 2.0%
Apollo Global Management, Inc. .......... 33,424 3,355,770
Block, Inc. , Class A
(a)
................. 46,508 3,023,485
Equitable Holdings, Inc. ............... 26,305 859,911
Fidelity National Information Services, Inc. ... 49,667 3,092,267
FleetCor Technologies, Inc.
(a)
............ 5,737 1,663,328
Global Payments, Inc. ................ 20,144 2,683,785
Jack Henry & Associates, Inc. ........... 6,161 1,021,679
15,700,225
Food Products — 2.6%
Archer-Daniels-Midland Co. ............. 44,689 2,483,815
Bunge Global SA .................... 12,234 1,077,693
Campbell Soup Co. .................. 16,683 744,562
Conagra Brands, Inc. ................. 38,182 1,113,005
General Mills, Inc. ................... 48,852 3,170,983
Hershey Co. (The) ................... 12,609 2,440,346
Hormel Foods Corp. .................. 24,303 738,082
J M Smucker Co. (The) ................ 8,896 1,170,269
Kellanova ......................... 22,102 1,210,306
Kraft Heinz Co. (The) ................. 67,326 2,499,814
Lamb Weston Holdings, Inc. ............ 12,137 1,243,314
McCormick & Co., Inc. , NVS ............ 21,086 1,437,222
Tyson Foods, Inc. , Class A ............. 22,594 1,237,248
20,566,659
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 12,436 1,416,958
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc. ......... 6,621 1,330,688
Knight-Swift Transportation Holdings, Inc. ... 12,634 724,939
Old Dominion Freight Line, Inc. .......... 7,985 3,122,295
Saia, Inc.
(a)
........................ 2,223 1,001,639
U-Haul Holding Co.
(a)
................. 639 42,340

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
U-Haul Holding Co. , NVS .............. 8,426 $ 538,169
XPO, Inc.
(a)(b)
....................... 9,811 838,252
7,598,322
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc.
(a)
................ 6,389 1,707,907
Baxter International, Inc. ............... 42,527 1,645,370
Cooper Cos., Inc. (The) ............... 4,151 1,548,447
Dexcom, Inc.
(a)
..................... 32,028 3,886,598
Edwards Lifesciences Corp.
(a)
........... 50,592 3,969,954
GE HealthCare Technologies, Inc.
(b)
....... 31,771 2,330,721
Hologic, Inc.
(a)
...................... 20,099 1,496,170
IDEXX Laboratories, Inc.
(a)
.............. 6,928 3,568,474
Insulet Corp.
(a)
...................... 5,853 1,117,162
ResMed, Inc. ...................... 12,378 2,354,296
STERIS plc ........................ 8,283 1,813,563
Teleflex, Inc. ....................... 3,810 925,182
Zimmer Biomet Holdings, Inc. ........... 16,849 2,116,234
28,480,078
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. .................. 20,741 2,264,710
Cencora, Inc. ...................... 13,210 3,073,703
Centene Corp.
(a)
.................... 44,801 3,373,963
Chemed Corp. ...................... 1,259 746,323
Henry Schein, Inc.
(a)
.................. 10,162 760,524
Laboratory Corp. of America Holdings ...... 7,117 1,582,109
Molina Healthcare, Inc.
(a)
............... 4,555 1,623,584
Quest Diagnostics, Inc. ................ 9,415 1,209,169
Universal Health Services, Inc. , Class B .... 4,930 782,933
15,417,018
Health Care REITs — 0.8%
Healthpeak Properties, Inc. ............. 46,264 855,884
Ventas, Inc. ....................... 32,110 1,489,583
Welltower, Inc. ...................... 46,532 4,025,483
6,370,950
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(a)
.......... 12,284 2,547,824
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 55,820 1,072,860
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment, Inc.
(a)
........... 17,376 762,285
Carnival Corp.
(a)
..................... 79,656 1,320,696
Churchill Downs, Inc.
(b)
................ 5,884 711,787
Darden Restaurants, Inc. .............. 10,096 1,641,408
Domino's Pizza, Inc. .................. 2,912 1,241,153
DoorDash, Inc. , Class A
(a)
.............. 23,258 2,423,484
DraftKings, Inc. , Class A
(a)
.............. 39,123 1,527,753
Expedia Group, Inc.
(a)
................. 11,207 1,662,334
Hilton Worldwide Holdings, Inc. .......... 19,907 3,801,441
Las Vegas Sands Corp. ............... 25,725 1,258,467
MGM Resorts International
(a)
............ 23,360 1,013,123
Royal Caribbean Cruises Ltd.
(a)
.......... 19,779 2,521,823
Vail Resorts, Inc. .................... 3,027 671,994
Wynn Resorts Ltd. ................... 8,066 761,672
Yum! Brands, Inc. ................... 23,583 3,053,763
24,373,183
Household Durables — 1.5%
DR Horton, Inc. ..................... 25,860 3,695,653
Garmin Ltd. ........................ 12,892 1,540,465
Lennar Corp. , Class A ................. 21,025 3,150,597
Lennar Corp. , Class B
(b)
............... 979 135,836
Security
Shares
Shares Value
Household Durables (continued)
NVR, Inc.
(a)
........................ 259 $ 1,832,500
PulteGroup, Inc. .................... 18,054 1,887,726
12,242,777
Household Products — 0.9%
Church & Dwight Co., Inc. .............. 20,762 2,073,085
Clorox Co. (The) .................... 10,399 1,510,455
Kimberly-Clark Corp. ................. 28,367 3,431,556
7,015,096
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) .................... 56,077 935,365
Vistra Corp. ....................... 27,842 1,142,357
2,077,722
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc. ........... 16,633 874,730
Insurance — 4.7%
Allstate Corp. (The) .................. 21,996 3,414,879
American Financial Group, Inc. .......... 5,975 719,390
American International Group, Inc. ........ 56,671 3,939,201
Arch Capital Group Ltd.
(a)
.............. 31,251 2,576,020
Brown & Brown, Inc. .................. 19,558 1,516,919
Cincinnati Financial Corp. .............. 12,995 1,439,846
Erie Indemnity Co. , Class A, NVS ......... 2,112 730,393
Everest Group Ltd. ................... 3,594 1,383,582
Fidelity National Financial, Inc. , Class A ..... 21,515 1,076,395
Globe Life, Inc. ..................... 7,956 977,156
Hartford Financial Services Group, Inc. (The) . 23,370 2,032,255
Loews Corp. ....................... 15,361 1,119,203
Markel Group, Inc.
(a)
.................. 1,013 1,516,897
Principal Financial Group, Inc. ........... 19,942 1,577,412
Prudential Financial, Inc. ............... 30,262 3,175,392
Reinsurance Group of America, Inc. ....... 5,370 933,789
RenaissanceRe Holdings Ltd. ........... 4,103 938,890
Travelers Cos., Inc. (The) .............. 19,170 4,051,771
Unum Group ....................... 16,236 784,848
Willis Towers Watson plc ............... 8,611 2,120,889
WR Berkley Corp. ................... 17,339 1,419,717
37,444,844
Interactive Media & Services — 0.5%
(a)
Match Group, Inc. ................... 21,965 843,017
Pinterest, Inc. , Class A ................ 46,298 1,734,786
Snap, Inc. , Class A, NVS ............... 85,995 1,366,460
3,944,263
IT Services — 2.3%
Akamai Technologies, Inc.
(a)(b)
............ 12,644 1,558,120
Cloudflare, Inc. , Class A
(a)
.............. 24,899 1,968,266
Cognizant Technology Solutions Corp. , Class A 42,182 3,253,076
EPAM Systems, Inc.
(a)
................. 4,837 1,345,218
Gartner, Inc.
(a)
...................... 6,370 2,913,893
GoDaddy, Inc. , Class A
(a)
............... 10,990 1,172,193
MongoDB, Inc. , Class A
(a)
.............. 5,581 2,235,302
Okta, Inc. , Class A
(a)
.................. 13,140 1,086,021
Twilio, Inc. , Class A
(a)
................. 14,128 993,622
VeriSign, Inc.
(a)
..................... 7,428 1,477,281
18,002,992
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. .............. 23,603 3,070,750
Avantor, Inc.
(a)
...................... 54,657 1,256,564
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 1,786 573,110
Bio-Techne Corp. .................... 13,257 932,232
Bruker Corp. ....................... 7,805 558,136

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
4,123 $ 891,723
Illumina, Inc.
(a)
...................... 13,298 1,901,747
IQVIA Holdings, Inc.
(a)(b)
................ 15,349 3,196,122
Mettler-Toledo International, Inc.
(a)
........ 1,827 2,187,266
Revvity, Inc. ....................... 10,355 1,109,849
Waters Corp.
(a)
..................... 4,962 1,576,477
West Pharmaceutical Services, Inc. ....... 5,996 2,236,688
19,490,664
Machinery — 4.0%
AGCO Corp. ....................... 5,247 641,865
CNH Industrial NV ................... 80,336 964,032
Cummins, Inc. ...................... 11,441 2,737,831
Dover Corp. ....................... 11,779 1,764,259
Fortive Corp. ....................... 29,570 2,311,783
Graco, Inc. ........................ 14,135 1,205,715
IDEX Corp. ........................ 6,104 1,290,996
Ingersoll Rand, Inc.
(b)
................. 31,830 2,541,944
Lincoln Electric Holdings, Inc. ........... 4,795 1,065,545
Nordson Corp. ...................... 4,291 1,080,130
Otis Worldwide Corp. ................. 34,431 3,045,078
PACCAR, Inc. ...................... 43,229 4,339,759
Pentair plc ........................ 13,857 1,013,917
Snap-on, Inc. ...................... 4,415 1,280,041
Stanley Black & Decker, Inc. ............ 12,825 1,196,572
Toro Co. (The) ...................... 8,269 764,717
Westinghouse Air Brake Technologies Corp. .. 15,008 1,974,603
Xylem, Inc. ........................ 20,281 2,280,396
31,499,183
Media — 1.0%
Fox Corp. , Class A, NVS ............... 20,703 668,707
Fox Corp. , Class B ................... 11,189 335,782
Interpublic Group of Cos., Inc. (The) ....... 32,106 1,059,177
Liberty Broadband Corp. , Class A
(a)
........ 1,480 115,174
Liberty Broadband Corp. , Class C, NVS
(a)
... 9,479 743,627
News Corp. , Class A, NVS ............. 31,755 782,443
News Corp. , Class B ................. 8,765 224,121
Omnicom Group, Inc. ................. 16,028 1,448,611
Sirius XM Holdings, Inc.
(b)
.............. 52,829 268,899
Trade Desk, Inc. (The) , Class A
(a)
......... 37,481 2,564,825
8,211,366
Metals & Mining — 1.4%
Cleveland-Cliffs, Inc.
(a)
................ 42,580 853,729
Newmont Corp. ..................... 93,805 3,237,211
Nucor Corp. ....................... 20,612 3,853,001
Reliance Steel & Aluminum Co. .......... 4,818 1,375,154
Steel Dynamics, Inc. .................. 13,144 1,586,349
10,905,444
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ......... 42,273 811,219
Multi-Utilities — 2.2%
Ameren Corp. ...................... 20,829 1,449,074
CenterPoint Energy, Inc. ............... 52,913 1,478,389
CMS Energy Corp. ................... 24,434 1,396,647
Consolidated Edison, Inc. .............. 29,057 2,641,281
Dominion Energy, Inc. ................. 70,388 3,218,139
DTE Energy Co. .................... 17,363 1,830,408
NiSource, Inc. ...................... 34,961 907,937
Public Service Enterprise Group, Inc. ...... 41,906 2,430,129
WEC Energy Group, Inc. ............... 26,539 2,143,290
17,495,294
Security
Shares
Shares Value
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 14,421 $ 1,743,499
Boston Properties, Inc. ................ 13,255 881,457
2,624,956
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.
(a)
.............. 23,807 531,848
APA Corp. ........................ 25,902 811,510
Cheniere Energy, Inc. ................. 19,999 3,279,636
Chesapeake Energy Corp. ............. 8,821 680,187
Coterra Energy, Inc. .................. 62,550 1,556,244
Devon Energy Corp. .................. 53,827 2,261,811
Diamondback Energy, Inc. .............. 14,394 2,212,934
EQT Corp. ........................ 32,326 1,144,340
HF Sinclair Corp. .................... 12,632 713,582
Kinder Morgan, Inc. .................. 165,332 2,797,418
Marathon Oil Corp. ................... 49,059 1,120,998
ONEOK, Inc. ....................... 48,941 3,340,223
Ovintiv, Inc. ........................ 21,472 910,842
Range Resources Corp. ............... 20,107 583,907
Targa Resources Corp. ................ 18,560 1,576,858
Texas Pacific Land Corp. ............... 528 771,582
Williams Cos., Inc. (The) ............... 102,146 3,540,380
27,834,300
Passenger Airlines — 0.6%
Delta Air Lines, Inc. .................. 54,030 2,114,734
Southwest Airlines Co. ................ 49,821 1,489,150
United Airlines Holdings, Inc.
(a)(b)
.......... 27,414 1,134,391
4,738,275
Personal Care Products — 0.8%
Coty, Inc. , Class A
(a)
.................. 27,984 338,047
Estee Lauder Cos., Inc. (The) , Class A ..... 19,510 2,575,125
Kenvue, Inc. ....................... 145,795 3,026,704
5,939,876
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc
(a)
............. 5,272 646,980
Royalty Pharma plc , Class A ............ 32,606 925,684
Viatris, Inc. ........................ 96,538 1,136,252
2,708,916
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp. ........ 10,022 1,410,797
Broadridge Financial Solutions, Inc. ....... 9,547 1,949,498
Dayforce, Inc.
(a)
..................... 12,498 868,861
Equifax, Inc. ....................... 10,362 2,531,851
Jacobs Solutions, Inc. ................. 10,564 1,423,710
KBR, Inc. ......................... 11,283 587,957
Leidos Holdings, Inc. ................. 10,869 1,200,699
Paychex, Inc. ...................... 27,226 3,314,221
Paycom Software, Inc. ................ 4,193 797,676
Paylocity Holding Corp.
(a)
.............. 3,662 580,098
Robert Half, Inc. .................... 8,771 697,645
SS&C Technologies Holdings, Inc. ........ 18,069 1,102,570
TransUnion ........................ 15,636 1,081,855
Verisk Analytics, Inc. .................. 12,200 2,946,666
20,494,104
Real Estate Management & Development — 0.7%
(a)
CBRE Group, Inc. , Class A ............. 25,587 2,208,414
CoStar Group, Inc. ................... 32,645 2,725,205
Zillow Group, Inc. , Class A .............. 4,306 237,217
Zillow Group, Inc. , Class C, NVS ......... 13,309 756,484
5,927,320

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 1.6%
American Homes 4 Rent , Class A ......... 27,082 $ 949,224
AvalonBay Communities, Inc. ........... 11,174 2,000,258
Camden Property Trust ................ 9,015 845,967
Equity LifeStyle Properties, Inc. .......... 14,358 971,893
Equity Residential ................... 31,421 1,891,230
Essex Property Trust, Inc. .............. 5,143 1,199,708
Invitation Homes, Inc. ................. 49,605 1,633,493
Mid-America Apartment Communities, Inc. ... 9,772 1,234,985
Sun Communities, Inc. ................ 10,025 1,256,634
UDR, Inc. ......................... 27,462 989,181
12,972,573
Retail REITs — 1.2%
Kimco Realty Corp. .................. 56,490 1,141,098
Realty Income Corp. .................. 69,841 3,798,652
Regency Centers Corp. ............... 14,122 885,026
Simon Property Group, Inc. ............. 27,404 3,798,468
9,623,244
Semiconductors & Semiconductor Equipment — 3.3%
Enphase Energy, Inc.
(a)(b)
............... 11,458 1,193,121
Entegris, Inc. ....................... 11,948 1,406,280
First Solar, Inc.
(a)
.................... 8,536 1,248,817
Lattice Semiconductor Corp.
(a)(b)
.......... 11,536 702,081
Marvell Technology, Inc. ............... 69,780 4,724,106
Microchip Technology, Inc. .............. 44,626 3,801,243
Monolithic Power Systems, Inc. .......... 3,776 2,275,871
NXP Semiconductors NV .............. 21,629 4,554,418
ON Semiconductor Corp.
(a)
............. 36,199 2,574,835
Qorvo, Inc.
(a)
....................... 8,223 820,162
Skyworks Solutions, Inc. ............... 13,409 1,400,704
Teradyne, Inc. ...................... 12,815 1,237,801
25,939,439
Software — 6.1%
ANSYS, Inc.
(a)
...................... 7,312 2,397,093
AppLovin Corp. , Class A
(a)
.............. 11,437 470,404
Aspen Technology, Inc.
(a)
............... 2,331 447,529
Atlassian Corp. , Class A
(a)(b)
............. 12,013 3,000,487
Autodesk, Inc.
(a)
..................... 17,953 4,556,651
Bentley Systems, Inc. , Class B ........... 18,826 948,830
BILL Holdings, Inc.
(a)
.................. 8,232 642,508
Crowdstrike Holdings, Inc. , Class A
(a)
....... 19,038 5,568,615
Datadog, Inc. , Class A
(a)
............... 22,910 2,850,921
DocuSign, Inc.
(a)
.................... 17,034 1,037,711
Dynatrace, Inc.
(a)
.................... 18,626 1,061,682
Fair Isaac Corp.
(a)
.................... 2,071 2,482,777
Gen Digital, Inc. ..................... 49,516 1,162,636
HubSpot, Inc.
(a)
..................... 4,064 2,483,104
Manhattan Associates, Inc.
(a)
............ 5,145 1,247,971
Nutanix, Inc. , Class A
(a)
................ 20,576 1,156,371
Palantir Technologies, Inc. , Class A
(a)
...... 155,871 2,507,964
Procore Technologies, Inc.
(a)(b)
........... 7,224 515,721
PTC, Inc.
(a)
........................ 10,042 1,814,087
Splunk, Inc.
(a)
...................... 12,553 1,925,254
Tyler Technologies, Inc.
(a)
.............. 3,407 1,440,309
Unity Software, Inc.
(a)(b)
................ 20,185 653,994
Workday, Inc. , Class A
(a)
............... 17,516 5,098,382
Zoom Video Communications, Inc. , Class A
(a)
. 19,663 1,270,427
Zscaler, Inc.
(a)
...................... 7,630 1,798,162
48,539,590
Specialized REITs — 3.0%
Crown Castle, Inc. ................... 36,389 3,939,109
CubeSmart ........................ 17,774 768,192
Digital Realty Trust, Inc. ............... 25,473 3,577,938
Security
Shares
Shares Value
Specialized REITs (continued)
Extra Space Storage, Inc. .............. 17,195 $ 2,483,646
Gaming & Leisure Properties, Inc. ........ 20,725 946,096
Iron Mountain, Inc. ................... 24,501 1,654,308
Public Storage ...................... 13,306 3,768,126
SBA Communications Corp. ............ 9,076 2,031,753
VICI Properties, Inc. .................. 87,064 2,622,368
Weyerhaeuser Co. ................... 57,458 1,882,899
23,674,435
Specialty Retail — 1.7%
Best Buy Co., Inc. ................... 15,596 1,130,554
Burlington Stores, Inc.
(a)
............... 5,046 964,543
CarMax, Inc.
(a)(b)
..................... 13,261 943,918
Five Below, Inc.
(a)(b)
................... 4,366 783,522
Floor & Decor Holdings, Inc. , Class A
(a)
..... 8,915 896,492
Penske Automotive Group, Inc. .......... 1,664 246,888
Ross Stores, Inc. .................... 26,287 3,687,540
Tractor Supply Co. ................... 9,102 2,044,309
Ulta Beauty, Inc.
(a)
................... 3,991 2,003,682
Williams-Sonoma, Inc. ................ 5,092 984,742
13,686,190
Technology Hardware, Storage & Peripherals — 1.6%
Dell Technologies, Inc. , Class C .......... 19,568 1,621,796
Hewlett Packard Enterprise Co. .......... 107,647 1,645,923
HP, Inc. .......................... 72,890 2,092,672
NetApp, Inc. ....................... 17,520 1,527,744
Pure Storage, Inc. , Class A
(a)
............ 23,375 934,766
Seagate Technology Holdings plc ......... 17,559 1,504,455
Super Micro Computer, Inc.
(a)
............ 3,933 2,082,956
Western Digital Corp.
(a)
................ 25,194 1,442,356
12,852,668
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(a)
............... 2,153 1,622,781
Trading Companies & Distributors — 1.8%
Fastenal Co. ....................... 48,039 3,277,701
Ferguson plc ....................... 17,064 3,205,643
United Rentals, Inc. .................. 5,691 3,559,151
Watsco, Inc. ....................... 2,842 1,111,165
WW Grainger, Inc. ................... 3,796 3,399,850
14,553,510
Water Utilities — 0.4%
American Water Works Co., Inc. .......... 16,399 2,033,804
Essential Utilities, Inc. ................. 20,996 752,917
2,786,721
Total Long-Term Investments — 99.7%
(Cost: $684,399,093) .............................. 792,831,273

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%
(e)
.................. 19,487,049 $ 19,498,741
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32% ................... 1,846,849 1,846,849
Total Short-Term Securities — 2.7%
(Cost: $ 21,332,050) ............................... 21,345,590
Total Investments — 102.4%
(Cost: $705,731,143 ) .............................. 814,176,863
Liabilities in Excess of Other Assets — (2.4)% ............. (19,027,853)
Net Assets — 100.0% ...............................
$ 795,149,010
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 32,613,650 $ — $ (13,122,236)
(a)
$ 6,574 $ 753 $ 19,498,741 19,487,049 $ 112,013
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,036,626 — (189,777)
(a)
— — 1,846,849 1,846,849 62,970 —
$ 6,574 $ 753 $ 21,345,590 $ 174,983 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 03/15/24 $ 345 $ 5,793
S&P Midcap 400 E-Mini Index ................................................. 6 03/15/24 1,646 (20,137)
$ (14,344)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 792,831,273 $ — $ — $ 792,831,273
Short-Term Securities
Money Market Funds ...................................... 21,345,590 — — 21,345,590
$ 814,176,863 $ — $ — $ 814,176,863
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,793 $ — $ — $ 5,793
Liabilities
Equity contracts ........................................... (20,137) — — (20,137)
$ (14,344) $ — $ — $ (14,344)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust